CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Distribution from Kyndryl	$ 879
Kyndryl Holdings, Inc
Aggregate amount of debt issued	$ 2,900